LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the period (Details) R$ in Thousands, $ in Thousands	Jun. 22, 2020 BRL (R$)	Apr. 13, 2020 BRL (R$)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 BRL (R$)	Feb. 14, 2020 USD ($)	Feb. 14, 2020 BRL (R$)
Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A | Transactions settled during the period
LOANS, FINANCING AND DEBENTURES
Transaction amount settled					$ 755,864	R$ 3,240,229
Interest rate					1.15%	1.15%
Interest rate basis					quarterly LIBOR	quarterly LIBOR
Make-whole Senior Notes | Suzano Trading Ltd
LOANS, FINANCING AND DEBENTURES
Transaction amount settled			$ 199,864	R$ 1,039,032
Redemption price			104.287%	104.287%
Agribusiness Receivables Certificates (CRA) issued in April 2016
LOANS, FINANCING AND DEBENTURES
Transaction amount settled		R$ 612,779
Principle amount		600,000
Accrued interest		R$ 12,779
Agribusiness Receivables Certificates (CRA) issued in April 2016 | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate		98.00%
Agribusiness Receivables Certificates (CRA) issued in June 2016
LOANS, FINANCING AND DEBENTURES
Transaction amount settled	R$ 895,655
Principle amount	880,155
Accrued interest	R$ 15,500
Agribusiness Receivables Certificates (CRA) issued in June 2016 | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate	97.00%